Tax credit and other receivables/Other payables - Summary Of Income Tax Credit Recognized In Profit Loss (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Major components of tax expense (income) [abstract]
Loss before Tax	[1]	€ (59,501)	€ (72,253)
Tax income (at 25%)		14,288	18,063
Unrecognized deferred tax assets on tax losses		(14,288)	(18,063)
Deductions and credits generated		(844)	(1,556)
Other adjustments		(422)	(65)
Income tax expense/(income)		(1,266)	(1,621)
Income tax credit	[1]	€ (1,266)	€ (1,621)

[1]	Unaudited